Fair Value Measurement- Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 53		$ 16
Change In fair value of loans of underlying collateral	(6)		(3)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	114	[1]	137	[1]
Other assets	6	[2]	15	[2]
Subtotal assets of consolidated investment management funds, at fair value	120		152
Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	112	[1]	128	[1]
Other assets	6	[2]	15	[2]
Subtotal assets of consolidated investment management funds, at fair value	118		143
Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	2	[1]	9	[1]
Subtotal assets of consolidated investment management funds, at fair value	$ 2		$ 9

[1]	During the years ended Dec. 31, 2014 and Dec. 31, 2013, the fair value of these loans decreased less than $6 million and $3 million, respectively, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
[2]	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or fair value.